Income taxes	12 Months Ended
Dec. 31, 2021
Income tax [abstract]
Disclosure of income tax [text block]
10 Income taxes
Significant components of income tax expense
Full year
(in USD million) 2021 2020 2019
Current income tax expense in respect of

current year
(21,271) (1,115) (7,892)
Prior period adjustments (28) 313 69
Current income tax expense (21,299) (802) (7,822)
Origination and reversal of temporary differences (1,778) (648) 410
Recognition of previously unrecognised deferred

tax assets
126 130 0
Change in tax regulations 4 (12) (6)
Prior period adjustments (60) 94 (23)
Deferred tax income/(expense) (1,708) (435) 381
Income tax (23,007) (1,237) (7,441)
As a measure to maintain activity in the oil and gas related industry during the Covid-19 pandemic,

the Norwegian Government on

19 June 2020 enacted temporary targeted changes to Norway’s petroleum tax system for investments incurred in

2020 and 2021 and
for new projects with Plans for development and operations (PDOs) or Plans for installation and operations (PIOs) submitted to the
Ministry of Oil and Energy by the end of 2022 and approved prior to 1 January 2024. The changes are effective from 1 January 2020 and provide companies with a direct tax deduction in the special petroleum tax ( 56 % tax rate) instead of tax depreciation over six years. In addition, the tax uplift benefit, which has increased from 20.8 % to 24%, will be recognised over one year instead of four years. Tax depreciation towards the ordinary offshore corporate tax ( 22 % tax rate) will continue with a six-year depreciation profile.
Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2021 2020 2019
Income/(loss) before tax 31,583 (4,259) 9,292
Calculated income tax at statutory rate 1) (7,053) 1,445 (2,284)
Calculated Norwegian Petroleum tax 2) (17,619) (2,126) (5,499)
Tax effect uplift
3)
914 1,006 632
Tax effect of permanent differences regarding divestments 90 (9) 380
Tax effect of permanent differences caused by functional currency different from tax currency 150 (198) 8
Tax effect of other permanent differences 228 450 395
Recognition of previously unrecognised deferred tax

assets
126 130 0
Change in unrecognised deferred tax assets 619 (1,685) (974)
Change in tax regulations 4 (12) (6)
Prior period adjustments (88) 408 47
Other items including foreign currency effects (378) (647) (139)
Income tax (23,007) (1,237) (7,441)
Effective tax rate 72.8% -29.0% 80.1%
The weighted average of statutory tax rates was 22.3 % in 2021, 33.9 % in 2020 and 24.6 % in 2019. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum tax rate is
56
%.

3)

When computing the petroleum tax of
56
% on income from the Norwegian continental shelf, an additional tax-free allowance,

or
uplift, is granted on the basis of the original capitalised cost of offshore production installations. Normally, a 5.2 % uplift may be deducted from taxable income for a period of four years starting in the year in which the capital expenditure is incurred. For 2020
and 2021 temporary rules allow direct deduction of the whole uplift at a rate of 24 % in the year the capital expenditure is incurred.
For investments made in 2019 the uplift is calculated at a rate of 5.2 % per year, while the rate is 5.3 % per year for investments made in 2018 and 7.5
% per year for investments under the transitional rules from 2013. Unused uplift may be carried forward
indefinitely. At year-end 2021 and 2020, unrecognised uplift credits amounted to USD 272 million and USD
836

million,
respectively.
Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment
and
intangible
assets 1)
Asset
retirement
obligations 1)
Lease
liabilities Pensions Derivatives Other Total
Deferred tax at 31 December 2021
Deferred tax assets 5,162 719 11,256 1,506 804 21 2,015 21,484
Deferred tax liabilities 0 (27,136) 0 0 (21) (1,453) (530) (29,140)
Net asset/(liability) at 31 December
2021 5,162 (26,417) 11,256 1,506 783 (1,432) 1,485 (7,655)
Deferred tax at 31 December 2020
Deferred tax assets 4,676 826 12,967 1,869 787 30 1,811 22,966
Deferred tax liabilities 0 (28,290) 0 (4) (11) (236) (676) (29,217)
Net asset/(liability) at 31 December
2020 4,676 (27,464) 12,967 1,865 777 (206) 1,135 (6,250)
Restated 2020 figures due to a policy change affecting ARO calculation, see note 2 Significant accounting policies. The net
deferred tax liability in Property, plant and equipment and intangible assets has increased by USD 1.762 billion and the net
deferred tax asset in Asset retirement obligations has increased by USD 1.762 billion.
Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2021 2020 2019
Net deferred tax liability at 1 January 6,250 5,530 5,367
Charged/(credited) to the Consolidated statement of

income
1,708 435 (381)
Charged/(credited) to Other comprehensive income 35 (19) 98
Foreign currency translation effects and other effects (337) 304 446
Net deferred tax liability at 31 December 7,655 6,250 5,530
Deferred tax assets and liabilities are offset to the extent that the deferred taxes relate to the same fiscal authority, and there is a
legally enforceable right to offset current tax assets against current tax liabilities. After netting deferred tax assets and liabilities by
fiscal entity and reclassification to Held for Sale, deferred taxes are presented on the balance sheet as follows:
At 31 December
(in USD million) 2021 2020
Deferred tax assets 6,259 4,974
Deferred tax liabilities 14,037 11,224
Deferred tax assets reported in Assets classified as

held for sale
122 0
Deferred tax assets are recognised based on the expectation that sufficient taxable income will be available through reversal of
taxable temporary differences or future taxable income. At year-end 2021 and 2020 the deferred tax assets of USD 6.381 billion and
USD 4.974

billion, respectively, were primarily recognised in the UK, Norway, Angola, Canada and Brazil. Of these amounts, USD
4.636

billion and USD
2.328

billion, respectively, is recognised in entities which have suffered a tax loss in either the current or preceding period. The losses will be utilised through reversal of taxable temporary differences and other taxable income mainly from
production of oil and gas. It is considered probable based on business forecasts and/or a history of taxable income that such profits
will be available.
Unrecognised deferred tax assets
At 31 December
2021 2020
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,900 1,203 2,866 1,204
Unused tax credits 0 264 0 212
Tax losses carried forward 20,552 5,047 23,434 5,677
Total unrecognised deferred tax assets 23,452 6,514 26,300 7,093
Approximately 22 % of the unrecognised carry forward tax losses can be carried forward indefinitely. The majority of the remaining part of the unrecognised tax losses expire after 2032 . The unrecognised tax credits expire from 2030, while the unrecognised deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognised in respect of
these items because currently there is insufficient evidence to support that future taxable profits will be available to secure utilisation
of the benefits.
At year-end 2021, unrecognised deferred tax assets in the USA and Angola represents USD 4.206 billion and USD
0.749

billion,
respectively, of the total unrecognised deferred tax assets of USD 6.514 billion. Similar amounts for 2020 were USD
4.649

billion in
the USA and USD 0.740

billion in Angola, respectively, of a total of USD
7.093

billion. The remaining unrecognised deferred tax
assets originate from several different tax jurisdictions.